STATEMENTS OF OPERATIONS - PELICAN ACQUISITION CORPORATION - USD ($)		6 Months Ended	12 Months Ended
		Jan. 31, 2025	Jan. 31, 2026
General and administrative expenses		$ 43,064	$ 1,100,206
Loss from operations		(43,064)	(1,100,206)
Other income:
Interest income		500	4,479
Interest earned on investments held in Trust Account			2,344,774
Total other income			2,349,253
Net income (loss)		$ (42,564)	$ 1,249,047
Redeemable Shares [Member]
Other income:
Weighted average number of common stock outstanding, basic			5,880,822
Weighted average number of common stock outstanding, diluted			5,880,822
Earnings Per Share, Basic			$ 0.14
Earnings Per Share, Diluted			$ 0.14
Non Redeemable Shares [Member]
Other income:
Weighted average number of common stock outstanding, basic	[1]	2,700,000	3,158,538
Weighted average number of common stock outstanding, diluted	[1]	2,700,000	3,158,538
Earnings Per Share, Basic		$ (0.02)	$ 0.14
Earnings Per Share, Diluted		$ (0.02)	$ 0.14

[1]	Excludes an aggregate of up to 375,000 ordinary shares subject to forfeiture if the over-allotment is not exercised in full or in part by the underwriters (see Note 5).